CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of Capital Items

	Notes	December 31, 2019	December 31, 2018
Cash and cash equivalents	6	$830.6	$615.1
Short-term investments	7	6.1	119.0
		$836.7	$734.1
Capital items:
Long-term debt - 7% Senior Notes[1]	20(a)	$400.0	$400.0
Long-term debt - Equipment Loan[2]	20(b)	20.7	—
Credit facility available for use	20(c)	499.6	499.6
Common shares		2,686.8	2,680.1
		$3,607.1	$3,579.7

1	The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Notes of $4.1 million as at December 31, 2019 (December 31, 2018 – $5.0 million).

2	The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Equipment Loan of $0.3 million as at December 31, 2019 (December 31, 2018 – $nil).